Deferred Compensation Plan: (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Restricted Investments, Noncurrent	$ 1,911	$ 1,911
Current Restricted investments	595	355
Distributions	$ 527	$ 686	$ 849
NQDC | Key employees
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Maximum deferral percentage on salary and commissions	25.00%
Maximum deferral percentage on bonus	100.00%
Percentage of employer matching contribution	25.00%
Maximum deferral amount of employer	$ 10
Vesting schedule ( in years)	5 years